Restatement of statements of cash flows (Tables)	9 Months Ended
Mar. 31, 2025
Description of nature of accounting errors in prior periods [Abstract]
Schedule of Restatement Adjustments
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the nine months ended 31 March 2024 - Restatement

	Nine months ended 31 March 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	129,394	(129,394)	—
Net cash from/(used in) operating activities	47,889	(129,394)	(81,505)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	129,394	129,394
Net cash from/(used in) investing activities	(187,985)	129,394	(58,591)